Investment security (Tables)	12 Months Ended
Dec. 31, 2015
Investment security [Abstract]
Schedule of investment security
As of December 31,
2015
RMB
Purchase on May 6, 2015	172,639
Unrealized loss	(46,480)
Unrealized exchange difference	9,793
Balance at December 31, 2015	135,952